Consolidated Statements of Operations Information (Tables)	12 Months Ended
Dec. 31, 2023
Consolidated Statements of Operations Information
Schedule of group's revenue

Years ended December 31:	2023	2022	2021
Royalty, goods and products and services	$43,330	$52,218	$60,201
Interest	3,717	3,712	405
Dividends	146	268	244
Other, including medical and real estate sectors	7,751	7,491	10,441
Revenue	$54,944	$63,689	$71,291

Schedule of group's costs of sales and services comprised

Years Ended December 31:	2023	2022	2021
Royalty, goods and products and services	$12,689	$23,677	$22,933
Reversal of write-down of inventories	(27)	(21)	(19)
Gain on derivative contracts, net	—	—	(1,376)
Net fair value loss (gain) on investment property and real estate for sale	59	(96)	(407)
Gain on disposition of a subsidiary	—	(264)	—
Gains on settlements and derecognition of liabilities	(1,313)	(69)	(390)
Change in fair value of loan payable measured at FVTPL	360	141	1,616
Losses on securities, net	2,794	2,436	2,320
Other, including medical and real estate sectors	4,512	4,078	6,241
Total costs of sales and services	$19,074	$29,882	$30,918

Schedule of Gain on Disposition of subsidiaries

Years ended December 31:	2023	2022	2021
Net liabilities in excess of considerations received	$—	$(273)	$—
Reclassification adjustment for the exchange differences upon disposition of a subsidiary	—	9	—
Gain on disposition of a subsidiary (see Note 27)	$—	$(264)	$—

Schedule of costs of sales and services

Years ended December 31:	2023	2022	2021
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$40	$80	$3,488

Schedule of selling, general and administrative expenses

Years ended December 31:	2023		2022	2021
Compensation (wages and salaries)	$5,418		$4,443	$4,551
Legal and professional	7,242		6,983	6,395
Accounting	1,646		885	1,238
Consulting and fees	3,095		6,529	3,423
Depreciation and amortization	932		784	481
Office	804		748	948
Reimbursement of expenses (net of recovery)	886		5,607	1,018
Other	4,159	*	2,501	3,090
	$24,182		$28,480	$21,144

*Including expenses of $542 relating to a planned acquisition which was terminated in 2023.

Schedule of nature of expenses incurred in continuing operations

Years Ended December 31:	2023	2022	2021
Depreciation, depletion and amortization	$7,929	$10,699	$11,023
Employee benefits expenses*	8,057	7,194	6,922
Expenses for defined contribution plans and similar plans	227	278	253
Termination benefits	—	394	—

*Employee benefits expenses do not include the directors’ fees of the Company. For directors’ fees, see Note 24.